Fair Value Measurements - Changes in the Fair Value of the Financial Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Derivative Liabilities on Convertible Debentures
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 0	$ 405
Recognition of earn-out RSUs			0
Change in fair value during the period			(405)
Ending balance			0
Contingent Earn-out Shares Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 42	39	564
Recognition of earn-out RSUs	0	0	(6)
Change in fair value during the period	(36)	(33)	(519)
Ending balance	$ 6	$ 6	$ 39